Share-based compensation (Details Narrative)	1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 31, 2024 shares	Mar. 31, 2023 $ / shares shares	Jul. 31, 2022 € / shares shares	Apr. 30, 2022 € / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			392,740	147,783
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | € / shares			€ 4.76	€ 6.38
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award								540,523
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant					858,678	858,678	1,234,772	1,281,162
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						587,650	46,400	540,523
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number					970,308	970,308	586,923	540,523
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period					56,482	204,265
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | €						€ 847,255	€ 739,884	€ 722,735
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | €					€ 1,404,415	€ 1,404,415	€ 907,683	€ 1,639,082
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | € / shares						€ 2.87	€ 5.30	€ 4.99
Director And Officers And Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			The director NSOs vested monthly over a one-year period with a 10-year term. The officer and employee NSOs vested monthly over a four (4) year period with a 10-year term; however, the vesting of the officer NSOs were adjusted based on hire date per their employment contracts.
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 5.62
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		46,400
Officers and Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	The NSOs vested monthly over a three-year period with a 10-year term, expiring on July 1, 2034. A cliff vesting period is provided for those employees with less than one (1) year of service at the time of grant, until the first anniversary of employment is completed. The exercise price of the NSOs is $3.083 per share, corresponding to the market price at the date of grant.
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award	587,650
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	50,000